Label	Element	Value
PACE Mortgage-Backed Securities Fixed Income Investments | Class P2 Prospectus - PACE Mortgage-Backed Securities Fixed Income Investments
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	PACE Mortgage-Backed Securities Fixed Income Investments
Objective [Heading]	oef_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	Current income.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. Shares of Class P2 are available for purchase on behalf of clients of a fee-based program or certain other advisory programs in which UBS Asset Management (Americas) LLC the fund's manager and administrator ("UBS AM"), exercises investment discretion and for which clients pay UBS AM a fee, or the clients pay an affiliate of UBS AM a fee and UBS AM receives compensation, to participate in such programs. Shares of Class P2 are also available for purchase on behalf of institutional clients with which UBS AM or its affiliates has signed a separate investment management agreement, pursuant to which such clients pay an advisory fee, and by other registered investment companies managed by UBS AM that pay a management fee at the investing/acquiring fund level.

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Nov. 30, 2026
Other Expenses, New Fund, Based on Estimates [Text]	oef_OtherExpensesNewFundBasedOnEstimates	"Other expenses" are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.*

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions or dealer spreads, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 945% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	945.00%
Strategy [Heading]	oef_StrategyHeading	Principal strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

Principal investments

Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in a diversified portfolio of mortgage-related fixed income instruments, including mortgage-backed securities (including mortgage pass-through securities and collateralized mortgage obligations ("CMOs"), commercial mortgage-backed securities, "to be announced" (or "TBA") securities and mortgage dollar rolls). The mortgage-backed securities in which the fund may invest include those issued or guaranteed by US government agencies or instrumentalities or private entities.

The fund also may invest in other types of investment grade fixed income instruments (or unrated bonds of equivalent quality).

TBA securities are mortgage-backed securities that usually are traded on a forward commitment basis with an approximate principal amount and no defined maturity date, issued or guaranteed by US government agencies and instrumentalities. The fund also may engage in TBA and Treasury "roll" transactions. A TBA roll transaction is a strategy whereby the fund decides to sell one TBA security and buy another TBA security due at a later date (Treasury roll transactions differ in that the underlying securities are US Treasury securities). The fund also may invest in when-issued or delayed delivery bonds to increase its return, giving rise to a form of leverage.

The fund invests in bonds of varying maturities, but normally limits its portfolio duration to within +/- 50% of the effective duration of the Bloomberg US Mortgage-Backed Securities Index, the fund's strategy benchmark index and which is generally representative of the market sectors or types of investments in which the fund invests, which as of July 31, 2025 was approximately 6.03 years and may change over time. Duration is a measure of the fund's exposure to interest rate risk—a longer duration means that changes in market interest rates are likely to have a larger effect on the value of the fund's portfolio.

The fund may engage in "short-selling" with respect to securities issued by the US Treasury and certain TBA securities coupon trades. For example, the fund may take a short position in TBA securities as a means of profiting if the underlying mortgages decline in value. The fund also may hold or purchase TBA securities with one coupon and take a short position in TBA securities with another coupon. Although the price movements of the short and long positions of the transaction are, in general, correlated due to the two securities having comparable credit quality and liquidity level, there may be variances between the price movements of different coupon instruments, potentially permitting the fund to add to its return.

The fund engages in frequent trading from time to time and consequently, the fund's investment strategies can result in high portfolio turnover.

Management process

The fund employs a "manager of managers" structure. UBS AM, the fund's manager and primary provider of investment advisory services, has the ultimate authority, subject to oversight by the fund's board, to oversee the fund's subadvisor(s) and recommend their hiring, termination and replacement, and to allocate assets among the fund's subadvisor(s).

UBS AM's investment process begins with subadvisor selection. UBS AM's portfolio management team constructs a list of potential subadvisors based on information primarily from internal sources and the team's collective knowledge of the industry, but also supplemented by external sources. The team then focuses its research on that list to identify a small number of the most attractive candidates. This research includes analyzing the portfolio holdings and/or positioning of a subadvisor's investment strategy to understand whether the allocation of risk and the drivers of alpha are consistent with the subadvisor's investment philosophy and stated strengths. The most attractive sub-set of those subadvisors is then selected for in-depth, on-site due diligence meetings with representatives from the investment, operations and compliance groups within UBS AM. The due diligence information is then synthesized to select the most attractive candidate(s) for the fund, subject to the board's approval.

In managing the fund and overseeing the fund's subadvisor(s), UBS AM views its research process as an ongoing one, as the team continually seeks to confirm a subadvisor's investment thesis over the appropriate investment horizon. In general, UBS AM leverages its research and market knowledge to construct funds with exposure to various subadvisors that are expected, in combination, to produce the desired overall fund characteristics. UBS AM's ongoing monitoring and risk management process incorporates daily, weekly, monthly, quarterly and annual responsibilities designed to monitor the drivers of fund risk and performance at the subadvisor level and at the overall fund level. Through this process, UBS AM may adjust a fund's positioning by altering its allocation weights across subadvisors within the fund and/or by changing the specific subadvisors within the fund.

The subadvisor utilizes a strategy that involves buying or selling specific bonds based on an analysis of their values relative to other similar bonds.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

Risk/return bar chart and table

The performance information that follows shows the fund's performance information in a bar chart and an average annual total returns table for Class P shares of the fund, which is not offered in this prospectus. There is no performance information quoted for Class P2 shares of the fund as Class P2 shares have not completed a full calendar year of operations as of the date of this prospectus. Although Class P2 shares are invested in the same portfolio of securities as Class P shares, returns for Class P2 shares will differ from Class P shares to the extent that Class P2 shares are subject to different expenses. The bar chart does not reflect any program fee or similar fee charged by advisory programs through which Class P2 shares of the fund may be held or advisory or management fees paid to UBS AM or its affiliates outside of the fund; if it did, the total returns shown would be lower. The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of the Bloomberg US Aggregate Bond Index, which represents a broad measure of market performance, as well as an additional index over time. The table also includes the average annual returns of the Bloomberg US Mortgage-Backed Securities Index, which is generally representative of the market sectors or types of investments in which the fund invests. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Pacific Investment

Management Company LLC ("PIMCO") assumed day-to-day management of the fund's assets in June 1995. Updated performance for the fund is available at www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year and by showing how the fund's average annual total returns compare with those of the Bloomberg US Aggregate Bond Index, which represents a broad measure of market performance, as well as an additional index over time.
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	PACE Mortgage-Backed Securities Fixed Income Investments Annual Total Returns of Class P Shares
Bar Chart Does Not Reflect Sales Loads [Text]	oef_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect any program fee or similar fee charged by advisory programs through which Class P2 shares of the fund may be held or advisory or management fees paid to UBS AM or its affiliates outside of the fund; if it did, the total returns shown would be lower.
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock	Total return January 1 - September 30, 2025: 6.95% Best quarter during calendar years shown—4Q 2023: 7.42% Worst quarter during calendar years shown—3Q 2022: (5.88)%
Year to Date Return, Label [Optional Text]	oef_YearToDateReturnLabel	Total return
Bar Chart, Year to Date Return, Date	oef_BarChartYearToDateReturnDate	Sep. 30, 2025
Bar Chart, Year to Date Return	oef_BarChartYearToDateReturn	6.95%
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best quarter during calendar years shown
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	7.42%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst quarter during calendar years shown
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Sep. 30, 2022
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(5.88%)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(Index reflects no deduction for fees, expenses or taxes.)
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Average Annual Return, Caption [Optional Text]	oef_AverageAnnualReturnCaption	Average annual total returns* (for the periods ended December 31, 2024)
PACE Mortgage-Backed Securities Fixed Income Investments | Class P2 Prospectus - PACE Mortgage-Backed Securities Fixed Income Investments | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	You may lose money by investing in the fund.
PACE Mortgage-Backed Securities Fixed Income Investments | Class P2 Prospectus - PACE Mortgage-Backed Securities Fixed Income Investments | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PACE Mortgage-Backed Securities Fixed Income Investments | Class P2 Prospectus - PACE Mortgage-Backed Securities Fixed Income Investments | Mortgage-related securities risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Mortgage-related securities risk: Mortgage-related securities, including mortgage-backed securities, are subject to risks that are different from and/or more acute than risks associated with other types of debt instruments. Such risks may include prepayment risk, as discussed above. Conversely, in periods of rising interest rates, the fund may be subject to extension risk, and may receive principal later than expected, causing additional volatility. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, such securities may decline in value, face valuation difficulties, become more volatile and become illiquid. Certain types of mortgage-backed securities (e.g., CMOs, as applicable) can be even more volatile and may be more sensitive to the rate of prepayments than other mortgage-related securities. The risk of default for "sub-prime" mortgages is generally higher than other types of mortgage-backed securities. The structure of some of these securities may be complex, and there may be less available information than other types of debt securities.

PACE Mortgage-Backed Securities Fixed Income Investments | Class P2 Prospectus - PACE Mortgage-Backed Securities Fixed Income Investments | Interest Rate Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Interest rate risk: An increase in prevailing interest rates typically causes the value of fixed income securities to fall, and the fund's yield will tend to lag behind prevailing rates. Changes in interest rates will likely affect the value of longer-duration fixed income securities more than shorter-duration securities and higher quality securities more than lower quality securities. When interest rates are falling, some fixed income securities provide that the issuer may repay them earlier than the maturity date, and if this occurs the fund may have to reinvest these repayments at lower interest rates. The fund may face a heightened level of interest rate risk due to certain changes in general economic conditions, inflation and monetary policy, such as certain types of interest rate changes by the Federal Reserve. Any such changes could be sudden and could expose debt markets to significant volatility and reduced liquidity for fund investments.

PACE Mortgage-Backed Securities Fixed Income Investments | Class P2 Prospectus - PACE Mortgage-Backed Securities Fixed Income Investments | Credit Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Credit risk: The risk that the fund could lose money if the issuer or guarantor of a fixed income security, or the counterparty to or guarantor of a derivative contract or transaction, is unable or unwilling to meet its financial obligations. This risk is likely greater for lower quality investments than for investments that are higher quality.

PACE Mortgage-Backed Securities Fixed Income Investments | Class P2 Prospectus - PACE Mortgage-Backed Securities Fixed Income Investments | US government securities risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

US government securities risk: There are different types of US government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a US government-sponsored entity, such as Federal National Mortgage Association ("Fannie Mae") or Federal Home Loan Mortgage Corporation ("Freddie Mac"), although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are therefore riskier than those that are. Securities issued or guaranteed by the US Treasury are backed by the full faith and credit of the United States, but are guaranteed only as to the timely payment of interest and principal when held to maturity, and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the timely payment of interest or principal, which could result in losses to the fund (e.g., Congressional debt ceiling impasses).

PACE Mortgage-Backed Securities Fixed Income Investments | Class P2 Prospectus - PACE Mortgage-Backed Securities Fixed Income Investments | Prepayment or call risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Prepayment or call risk: Prepayment or call risk refers to the risk that issuers of debt securities will prepay obligations more rapidly than expected, especially when interest rates are falling, and the fund may have to reinvest those prepayments at lower interest rates. When interest rates are rising, slower prepayments may extend the duration of the securities and may reduce their value.

PACE Mortgage-Backed Securities Fixed Income Investments | Class P2 Prospectus - PACE Mortgage-Backed Securities Fixed Income Investments | Arbitrage trading risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Arbitrage trading risk: The underlying relationships between securities in which the fund takes arbitrage investment positions may change in an adverse manner or not perform as intended, causing the fund to realize losses.

PACE Mortgage-Backed Securities Fixed Income Investments | Class P2 Prospectus - PACE Mortgage-Backed Securities Fixed Income Investments | Short sales risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Short sales risk: There are certain unique risks associated with the use of short sales strategies. When selling a security short, the fund will sell a security it does not own at the then-current market price and then borrow the security to deliver to the buyer. The fund is then obligated to buy the security on a later date so it can return the security to the lender. Short sales therefore involve the risk that the fund will incur a loss by subsequently buying a security at a higher price than the price at which the fund previously sold the security short. This would occur if the securities lender required the fund to deliver the securities the fund had borrowed at the commencement of the short sale and the fund was unable to either purchase the security at a favorable price or to borrow the security from another securities lender. If this occurs at a time when other short sellers of the security also want to close out their positions, a "short squeeze" can occur. A short squeeze occurs when demand is greater than supply for the security sold short. Moreover, because a fund's loss on a short sale arises from increases in the value of the security sold short, such loss, like the price of the security sold short, is theoretically unlimited. By contrast, a fund's loss on a long position arises from decreases in the value of the security and therefore is limited by the fact that a security's value cannot drop below zero. It is possible that the fund's securities held long will decline in value at the same time that the value of the securities sold short increases, thereby increasing the potential for loss.

PACE Mortgage-Backed Securities Fixed Income Investments | Class P2 Prospectus - PACE Mortgage-Backed Securities Fixed Income Investments | Portfolio turnover risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Portfolio turnover risk: The fund engages in frequent trading from time to time, which can result in high portfolio turnover (300% or more). A high portfolio turnover rate involves greater expenses to the fund, including transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse impact on performance.

PACE Mortgage-Backed Securities Fixed Income Investments | Class P2 Prospectus - PACE Mortgage-Backed Securities Fixed Income Investments | Floating or variable rate securities risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Floating or variable rate securities risk: Floating or variable rate securities bear interest at rates that are not fixed but that vary with changes in specified market rates or indices. The market value of floating rate and variable rate securities generally fluctuates less than the market value of fixed rate obligations. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or capital depreciation is less than for fixed rate obligations. Additionally, these securities may decline in value if their coupon/interest rates do not reset as high, or as quickly, as comparable market interest rates, and generally carry lower yields than fixed rate securities of the same maturity.

PACE Mortgage-Backed Securities Fixed Income Investments | Class P2 Prospectus - PACE Mortgage-Backed Securities Fixed Income Investments | Market risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Market risk: The risk that the market value of the fund's investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole. Moreover, changing market, economic, political and social conditions in one country or geographic region could adversely impact market, economic, political and social conditions in other countries or regions.

PACE Mortgage-Backed Securities Fixed Income Investments | Class P2 Prospectus - PACE Mortgage-Backed Securities Fixed Income Investments | Liquidity risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Liquidity risk: The risk that investments cannot be readily sold at the desired time or price, and the fund may have to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the fund's value or prevent the fund from taking advantage of other investment opportunities. Liquid portfolio investments may become illiquid or less liquid after purchase by the fund due to low trading volume, adverse investor perceptions and/or other market developments. In recent years, the number and capacity of dealers that make markets in fixed income securities has decreased. Consequently, the decline in dealers engaging in market making trading activities may increase liquidity risk, which can be more pronounced in periods of market turmoil. Liquidity risk may be magnified in a rising interest rate environment or when investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity. Liquidity risk includes the risk that the fund will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss.

PACE Mortgage-Backed Securities Fixed Income Investments | Class P2 Prospectus - PACE Mortgage-Backed Securities Fixed Income Investments | Leverage risk associated with financial instruments and practices [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Leverage risk associated with financial instruments and practices: The use of certain financial instruments, including derivatives and other types of transactions used for investment (non-hedging) purposes (as applicable), and the engagement in certain practices, such as the investment of proceeds received in connection with short sales, to increase potential returns may cause the fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the fund that exceed the amount originally invested. Even small changes in the value of underlying instruments can have a disproportionately large impact on the fund.

PACE Mortgage-Backed Securities Fixed Income Investments | Class P2 Prospectus - PACE Mortgage-Backed Securities Fixed Income Investments | Management risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Management risk: The risk that the investment strategies, techniques and risk analyses employed by UBS AM and/or a subadvisor may not produce the desired results. Consequently, the fund may underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies.

PACE Mortgage-Backed Securities Fixed Income Investments | Class P2 Prospectus - PACE Mortgage-Backed Securities Fixed Income Investments | Class P2
Prospectus [Line Items]	oef_ProspectusLineItems
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Miscellaneous expenses (includes administration fee of 0.10%)	oef_Component3OtherExpensesOverAssets	1.54%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.99%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.32%)	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.67%	[2]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 170	[3]
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	594	[3]
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,043	[3]
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 2,291	[3]
Class P2 Prospectus - PACE Mortgage-Backed Securities Fixed Income Investments | Bloomberg US Aggregate Bond Index (Index reflects no deduction for fees, expenses or taxes.)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.25%	[4]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.33%)	[4]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.35%	[4]
Class P2 Prospectus - PACE Mortgage-Backed Securities Fixed Income Investments | Bloomberg US Mortgage-Backed Securities Index (Index reflects no deduction for fees, expenses or taxes.)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.20%	[4]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.74%)	[4]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.91%	[4]
Class P2 Prospectus - PACE Mortgage-Backed Securities Fixed Income Investments | Class P
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	1.27%
Annual Return [Percent]	oef_AnnlRtrPct	2.14%
Annual Return [Percent]	oef_AnnlRtrPct	2.83%
Annual Return [Percent]	oef_AnnlRtrPct	0.16%
Annual Return [Percent]	oef_AnnlRtrPct	6.55%
Annual Return [Percent]	oef_AnnlRtrPct	5.75%
Annual Return [Percent]	oef_AnnlRtrPct	(0.61%)
Annual Return [Percent]	oef_AnnlRtrPct	(13.47%)
Annual Return [Percent]	oef_AnnlRtrPct	5.12%
Annual Return [Percent]	oef_AnnlRtrPct	0.98%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.98%	[4]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.70%)	[4]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.92%	[4]
Performance Inception Date	oef_PerfInceptionDate	Aug. 24, 1995
Class P2 Prospectus - PACE Mortgage-Backed Securities Fixed Income Investments | Class P | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(1.16%)	[4]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(2.30%)	[4]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.51%)	[4]
Class P2 Prospectus - PACE Mortgage-Backed Securities Fixed Income Investments | Class P | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.57%	[4]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(1.18%)	[4]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.10%	[4]

[1]	"Other expenses" are based on estimated amounts for the current fiscal year. "Other expenses" include "Acquired fund fees and expenses," which were less than 0.01% of the average net assets of the fund.
[2]	The fund and UBS AM have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated through November 30, 2026 with respect to Class P2 to waive (i) its management fees in an amount equal to the portion of the management fees UBS AM retains after payment by UBS AM of any subadvisory fees, and (ii) its administrative services fees in an amount equal to the portion of the administrative services fees UBS AM retains after payment by UBS AM of any sub-administration fees and charges paid to third parties. The fee waiver/expense reimbursement agreement may be terminated by the fund's board at any time and also will terminate automatically upon the expiration or termination of the fund's advisory contract with UBS AM.
[3]	Except that the expenses reflect the effects of the fund's fee waiver/expense reimbursement agreement for the first year only.
[4]	Class P2 shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees, but Class P2 shares held through advisory programs may be subject to a program fee, advisory fee or other fees, which, if included, would have reduced performance.